Note 18 - Exploration and Evaluation Assets (Details Textual) $ in Thousands				12 Months Ended			13 Months Ended	25 Months Ended
	Nov. 03, 2021 USD ($) ha oz t	Dec. 16, 2020 USD ($)	Nov. 19, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Nov. 09, 2022 USD ($)	Nov. 07, 2022 oz t	Nov. 01, 2022 USD ($) oz
Statement Line Items [Line Items]
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities				$ (2,596)	$ (5,717)	$ (2,759)
Total trade and other current payables				17,454	9,957		$ 9,957	$ 17,454
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets				467	3,837	$ 2,930
Motapa [member]
Statement Line Items [Line Items]
Cash transferred									$ 41,000		$ 1,000
Financial liabilities recognised as of acquisition date											$ 0
Motapa [member]
Statement Line Items [Line Items]
Historic gold mined, mass (Ounce) | oz											300,000
Maligreen [member]
Statement Line Items [Line Items]
Historic gold mined, mass (Ounce) | oz	20,000
Cash flows from (used in) exploration for and evaluation of mineral resources, classified as investing activities	$ (4,000)
Inferred Mineral Resource (Ounce)	940,000									6,170,000
Exploration and evaluation work, period (Year)	30 years
Estimated meters of diamond core and percussion drilling	60,000
Estimated bulk metallurgical test work (Metric Ton) | t	3.5
Area of land (Hectare) | ha	550
Indicated mineral resources (Metric Ton) | t										8,030,000.00
Grade of indicated mineral resources										1.71
Estimated gold in mineral resources (Ounce) | oz										442,000
Grade of inferred mineral resources										2.12
Estimated gold in inferred mineral resource (Ounce) | oz										420,000
Maligreen [member] | Bottom of range [member]
Statement Line Items [Line Items]
Period of initial exploration and evaluation work (Month)	18 months
Connemara North [Member]
Statement Line Items [Line Items]
Total trade and other current payables		$ 300
Period of option agreement (Month)		18 months
Payments for exploration and evaluation expenses								500
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets				500
Expected exploration and evaluation of mineral resources expenses				$ 0				$ 0
Glen Hume [Member]
Statement Line Items [Line Items]
Period of option agreement (Month)			15 months
Adjustments for impairment loss (reversal of impairment loss) recognised in profit or loss, exploration and evaluation assets					3,800		3,800
Expected exploration and evaluation of mineral resources expenses					$ 0		$ 0